Average Annual Total Returns	City National Rochdale Government Money Market Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Government Money Market Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale Government Money Market Fund Class S 1/31/2015 - 1/31/2015	City National Rochdale Prime Money Market Fund Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Prime Money Market Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Prime Money Market Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale Prime Money Market Fund Class S 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Money Market Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Money Market Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Money Market Fund Class S 1/31/2015 - 1/31/2015	City National Rochdale Limited Maturity Fixed Income Fund Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Limited Maturity Fixed Income Fund Class N 1/31/2015 - 1/31/2015		City National Rochdale Limited Maturity Fixed Income Fund - Return After Taxes on Distributions Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Limited Maturity Fixed Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Limited Maturity Fixed Income Fund Barclays U.S. 1-3 Year Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015		City National Rochdale Government Bond Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Government Bond Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale Government Bond Fund Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Government Bond Fund - Return After Taxes on Distributions Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Government Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Government Bond Fund Barclays U.S. 1-5 Year Government Bond Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Corporate Bond Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Corporate Bond Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale Corporate Bond Fund - Return After Taxes on Distributions Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Corporate Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Corporate Bond Fund Barclays U.S. Corporate 1-5 A3 or Higher, 2% Issuer Constrained Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Bond Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Bond Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Bond Fund - Return After Taxes on Distributions Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale California Tax Exempt Bond Fund Barclays CA Intermediate-Short Municipal Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Municipal High Income Fund Servicing Class Class 1/31/2015 - 1/31/2015	City National Rochdale Municipal High Income Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale Municipal High Income Fund - Return After Taxes on Distributions Servicing Class Class 1/31/2015 - 1/31/2015	City National Rochdale Municipal High Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Servicing Class Class 1/31/2015 - 1/31/2015	City National Rochdale Municipal High Income Fund Barclays High Yield Municipal Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale High Yield Bond Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale High Yield Bond Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale High Yield Bond Fund Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale High Yield Bond Fund - Return After Taxes on Distributions Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale High Yield Bond Fund - Return After Taxes on Distributions and Sale of Fund Shares Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale High Yield Bond Fund Citigroup High Yield Market Capped Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Intermediate Fixed Income Fund Class N 1/31/2015 - 1/31/2015		City National Rochdale Intermediate Fixed Income Fund Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Intermediate Fixed Income Fund - Return After Taxes on Distributions Class N 1/31/2015 - 1/31/2015		City National Rochdale Intermediate Fixed Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class N 1/31/2015 - 1/31/2015		City National Rochdale Intermediate Fixed Income Fund Barclays U.S. Intermediate Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Fixed Income Opportunities Fund Class N 1/31/2015 - 1/31/2015		City National Rochdale Fixed Income Opportunities Fund - Return After Taxes on Distributions Class N 1/31/2015 - 1/31/2015		City National Rochdale Fixed Income Opportunities Fund - Return After Taxes on Distributions and Sale of Fund Shares Class N 1/31/2015 - 1/31/2015		City National Rochdale Fixed Income Opportunities Fund Credit Suisse Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Fixed Income Opportunities Fund Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Fixed Income Opportunities Fund Barclays U.S. High Yield Bond Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Multi-Asset Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Multi-Asset Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale Multi-Asset Fund - Return After Taxes on Distributions Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Multi-Asset Fund - Return After Taxes on Distributions and Sale of Fund Shares Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale Multi-Asset Fund BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015
City National Rochdale Multi-Asset Fund
40/60 hybrid of the following two indexes: MSCI World Index (net), Barclays U.S. Intermediate Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)
1/31/2015 - 1/31/2015
																																																																											City National Rochdale Dividend & Income Fund Class N 1/31/2015 - 1/31/2015		City National Rochdale Dividend & Income Fund - Return After Taxes on Distributions Class N 1/31/2015 - 1/31/2015		City National Rochdale Dividend & Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Class N 1/31/2015 - 1/31/2015		City National Rochdale Dividend & Income Fund S&P 500 Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015
City National Rochdale Dividend & Income Fund
60/25/15 hybrid of the following three indexes: Dow Jones US Select Dividend Index, BofA ML Core Fixed Rate Preferred Securities Index, MSCI US REIT Index (Reflects no deduction for fees, expenses or taxes)
1/31/2015 - 1/31/2015
																																																																																			City National Rochdale U.S. Core Equity Fund Institutional Class 1/31/2015 - 1/31/2015	City National Rochdale U.S. Core Equity Fund Servicing Class 1/31/2015 - 1/31/2015	City National Rochdale U.S. Core Equity Fund Class N 1/31/2015 - 1/31/2015	City National Rochdale U.S. Core Equity Fund - Return After Taxes on Distributions Institutional Class 1/31/2015 - 1/31/2015	City National Rochdale U.S. Core Equity Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/31/2015 - 1/31/2015	City National Rochdale U.S. Core Equity Fund S&P 500 Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Socially Responsible Equity Fund Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Socially Responsible Equity Fund Class N 1/31/2015 - 1/31/2015		City National Rochdale Socially Responsible Equity Fund - Return After Taxes on Distributions Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Socially Responsible Equity Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/31/2015 - 1/31/2015		City National Rochdale Socially Responsible Equity Fund MSCI KLD 400 Social Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015		City National Rochdale Socially Responsible Equity Fund Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015		City National Rochdale Emerging Markets Fund Class N 1/31/2015 - 1/31/2015		City National Rochdale Emerging Markets Fund - Return After Taxes on Distributions Class N 1/31/2015 - 1/31/2015		City National Rochdale Emerging Markets Fund - Return After Taxes on Distributions and Sale of Fund Shares Class N 1/31/2015 - 1/31/2015		City National Rochdale Emerging Markets Fund MSCI Emerging Markets Index (net) (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015	City National Rochdale Emerging Markets Fund MSCI Emerging Markets Asia Index (net) (Reflects no deduction for fees, expenses or taxes) 1/31/2015 - 1/31/2015
[AverageAnnualReturnAbstract]
1 Year	0.01%	0.01%	0.01%	0.01%	[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.49%	[1]	0.24%	[1]	0.20%	[1]	0.28%	[1]	0.77%	[1]	0.69%	0.44%	1.04%	[4]	0.56%	0.39%	1.18%	1.27%	1.12%	0.37%	0.87%	1.96%	3.43%	3.16%	3.28%	2.62%	4.02%	13.13%	12.85%	13.12%	9.42%	13.84%	2.36%	2.11%	2.49%	[2]	(1.41%)	2.12%	1.92%	3.63%	[5]	4.13%	[6]	2.75%	[5]	2.07%	[5]	3.13%	(0.04%)	[5]	(2.45%)	[5]	0.04%	[5]	2.01%	5.97%	2.45%	1.78%	1.50%	1.44%	1.17%	0.03%	3.92%	10.76%	[5]	9.96%	[5]	6.70%	[5]	13.69%	18.21%	11.43%	11.00%	10.67%	8.72%	8.36%	13.69%	6.28%		6.03%		5.22%		4.37%		12.72%		13.45%		9.32%	[5]	9.30%	[5]	5.41%	[5]	(2.19%)	4.89%
5 Years	0.02%	0.01%	0.01%	0.04%	[3]	0.04%	0.02%	0.01%	0.02%	0.01%	0.01%	1.25%	[1]	1.00%	[1]	0.86%	[1]	0.81%	[1]	1.41%	[1]	1.43%	1.17%	1.59%	[4]	0.93%	0.92%	1.75%	2.81%	2.57%	1.82%	1.84%	3.24%	3.22%	2.95%	3.11%	3.01%	3.70%						9.10%	8.80%	9.26%	[2]	5.85%	5.83%	8.63%	4.15%	[5]	4.26%	[6]	2.92%	[5]	2.72%	[5]	3.54%	5.96%	[5]	3.50%	[5]	3.67%	[5]	5.82%	4.45%	9.03%	3.84%	3.58%	3.28%	2.80%	0.09%	6.43%	12.99%	[5]	11.74%	[5]	9.92%	[5]	15.45%	15.01%							11.78%		11.52%		10.53%		9.34%		14.71%		15.42%
10 Years	1.35%	1.26%	1.17%	1.43%	[3]	1.43%	1.33%	1.23%	0.90%	0.80%	0.72%	2.63%	[1]	2.37%	[1]	1.85%	[1]	1.75%	[1]	2.85%	[1]	2.58%	2.31%	2.67%	[4]	1.66%	1.66%	3.12%	3.55%	3.29%	2.31%	2.30%	3.93%	3.24%	2.97%	3.18%	3.11%	3.89%						6.82%	6.51%	6.90%	[2]	3.71%	4.01%	7.21%	3.62%	[5]	3.67%	[6]	2.25%	[5]	2.27%	[5]	4.10%																7.71%	[5]	6.26%	[5]	5.55%	[5]	7.67%	6.68%
Since Inception																																							12.86%	12.59%	12.85%	10.86%	13.82%																	7.00%	[5]	4.59%	[5]	4.53%	[5]	7.81%	4.76%	11.97%	1.98%	1.73%	1.36%	1.31%	0.52%	4.04%									22.23%	21.52%	21.19%	20.18%	16.93%	22.57%	5.43%	[7]	5.18%	[7]	4.60%	[7]	4.32%	[7]	7.49%	[7]	7.30%	[7]	16.26%	[5]	16.23%	[5]	12.84%	[5]	4.45%	8.98%
Inception Date																																							Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013	Dec. 30, 2013																	Jul. 01, 2009	[5]	Jul. 01, 2009	[5]	Jul. 01, 2009	[5]	Jul. 01, 2009	Jul. 01, 2009	Jul. 01, 2009	Oct. 01, 2007	Oct. 01, 2007	Oct. 01, 2007	Oct. 01, 2007	Oct. 01, 2007	Oct. 01, 2007									Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012	Dec. 03, 2012													Dec. 14, 2011	[5]	Dec. 14, 2011	[5]	Dec. 14, 2011	[5]	Dec. 14, 2011	Dec. 14, 2011

[1]	On September 30, 2005, the predecessor to the Limited Maturity Fund (the "Predecessor Fund") reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on October 22, 2004. The performance results for Class N shares of the Fund for the period of October 22, 2004 to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares.
[2]	The Institutional Class commenced operations on February 2, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[3]	The Institutional Class commenced operations on December 19, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[4]	The Institutional Class commenced operations on February 1, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund's Servicing Class.
[5]	Performance shown for periods prior to March 29, 2013 reflects that of the Predecessor Fund's Class N shares.
[6]	Institutional Class shares of the Fund commenced operations on December 21, 2013. Performance shown for periods between March 29, 2013 and December 21, 2013 reflect the performance of the Class N shares of the Fund. Performance shown for periods prior to March 29, 2013 reflect the performance of the Predecessor Fund's Class N shares.
[7]	Performance for "Since Inception" for all classes is shown for periods beginning January 3, 2005, which is the date the predecessor to the Socially Responsible Equity Fund (the "Predecessor Fund") commenced operations. On September 30, 2005, the Predecessor Fund reorganized into the Fund. The performance results for Institutional Class shares of the Fund before September 30, 2005, reflect the performance of the Predecessor Fund's Class I shares. Class A shares of the Predecessor Fund, the predecessor to the Class N shares of the Fund, commenced operations on August 12, 2005. The performance results for Class N shares of the Fund for the period of August 12, 2005, to September 29, 2005, reflect the performance of the Predecessor Fund's Class A shares. The performance results for Class N shares of the Fund for the period of January 3, 2005 to August 12, 2005, reflect the performance of the Predecessor Fund's Class I shares. The performance of the Predecessor Fund's Class I shares has not been adjusted to reflect the higher Rule 12b-1 fees and expenses applicable to the Fund's Class N shares. If it had, the performance of the Fund's Class N shares would have been lower than that shown. For the index shown the measurement period used in computing the returns of the index for the "Since Inception" period begins on December 31, 2004.